Schedule of Net Periodic Benefit Cost (Detail) - Pension Benefits - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Net Period Benefit Cost Assumptions [Line Items]
Service cost		$ 546
Interest cost		1,599
Expected return on plan assets		(882)
Administrational expenses		19
Payroll tax of net pension costs		29
Amortization of net actuarial losses		131
Curtailment gain		(99)
Net periodic pension cost		$ 1,343
Predecessor
Net Period Benefit Cost Assumptions [Line Items]
Service cost	$ 393		$ 1,182
Interest cost	1,313		3,814
Expected return on plan assets	(691)		(2,246)
Administrational expenses	3		28
Payroll tax of net pension costs			56
Amortization of net actuarial losses			32
Recognized actuarial loss	748		1,785
Net periodic pension cost	$ 1,766		$ 4,651